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invesco.com
August 26, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
RE:	AIM Counselor Series Trust (Invesco Counselor Series Trust)
CIK 0001112996

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Fund”) that the Prospectus and the Statement of Additional Information relating to the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of:
Invesco Floating Rate ESG Fund
that would have been filed under Rule 497(c) of the 1933 Act do not differ from the documents in Post-Effective Amendment No. 137 to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on August 21, 2020.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (212) 323-0310 or Taylor.Edwards@invesco.com.
Very truly yours,
/s/ Taylor V. Edwards
Taylor V. Edwards
Associate General Counsel